Quarterly Holdings Report
for

Fidelity® U.S. Equity Central Fund

March 31, 2021

USE-QTLY-0521
1.9900196.100

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	608,200	$18,410,214
Liberty Global PLC Class C (a)	2,156,618	55,080,024
Liberty Latin America Ltd. Class C (a)	787,134	10,216,999
		83,707,237
Entertainment - 2.5%
Activision Blizzard, Inc.	840,425	78,159,525
Cinemark Holdings, Inc. (b)	1,359,402	27,745,395
Electronic Arts, Inc.	772,662	104,595,255
Lions Gate Entertainment Corp.:
Class A (a)(b)	113,100	1,690,845
Class B (a)	932,726	12,032,165
Live Nation Entertainment, Inc. (a)	188,639	15,968,291
Marcus Corp. (b)	628,700	12,567,713
Motorsport Games, Inc. Class A (b)	84,700	1,970,122
Netflix, Inc. (a)	197,905	103,239,122
Roblox Corp. (a)	70,400	4,564,032
Take-Two Interactive Software, Inc. (a)	61,060	10,789,302
The Walt Disney Co. (a)	1,111,620	205,116,122
Warner Music Group Corp. Class A	508,243	17,447,982
World Wrestling Entertainment, Inc. Class A (b)	475,824	25,818,210
Zynga, Inc. (a)	1,619,388	16,533,951
		638,238,032
Interactive Media & Services - 6.3%
Alphabet, Inc. Class A (a)	488,920	1,008,407,278
ANGI Homeservices, Inc. Class A (a)	591,902	7,694,726
Facebook, Inc. Class A (a)	2,028,925	597,579,280
IAC (a)	43,100	9,322,961
Match Group, Inc. (a)	81,827	11,241,393
		1,634,245,638
Media - 0.9%
Comcast Corp. Class A	1,998,982	108,164,916
DISH Network Corp. Class A (a)	219,563	7,948,181
Fox Corp. Class A	66,800	2,412,148
Liberty Broadband Corp.:
Class A (a)	439,227	63,753,799
Class C (a)	150,395	22,581,809
Liberty Media Corp.:
Liberty Media Class A (a)	190,671	7,287,446
Liberty SiriusXM Series A (a)	329,130	14,508,050
Liberty SiriusXM Series C (a)	67,091	2,959,384
S4 Capital PLC (a)	1,055,400	7,362,171
TechTarget, Inc. (a)	35,100	2,437,695
		239,415,599
Wireless Telecommunication Services - 0.6%
Millicom International Cellular SA (a)	346,900	13,255,049
T-Mobile U.S., Inc.	1,132,638	141,908,215
		155,163,264

TOTAL COMMUNICATION SERVICES		2,750,769,770

CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.9%
Ferrari NV	63,313	13,250,145
Tesla, Inc. (a)	324,650	216,843,475
		230,093,620
Diversified Consumer Services - 0.0%
Grand Canyon Education, Inc. (a)	53,995	5,782,865
New Oriental Education & Technology Group, Inc. sponsored ADR	354,880	4,968,320
		10,751,185
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A	76,700	14,414,998
ARAMARK Holdings Corp.	359,100	13,566,798
Caesars Entertainment, Inc. (a)	597,786	52,276,386
Chipotle Mexican Grill, Inc. (a)	22,927	32,575,140
Churchill Downs, Inc.	134,117	30,500,888
Compass Group PLC (a)	413,200	8,348,203
Deliveroo Holdings PLC	676,600	2,413,099
Deliveroo Holdings PLC (a)	833,500	4,481,346
Hilton Worldwide Holdings, Inc.	380,839	46,051,052
Lindblad Expeditions Holdings (a)	178,743	3,378,243
Marriott International, Inc. Class A	192,700	28,540,797
Marriott Vacations Worldwide Corp.	102,670	17,883,061
McDonald's Corp.	74,409	16,678,033
MGM Resorts International	52,300	1,986,877
Noodles & Co. (a)	1,032,211	10,683,384
Penn National Gaming, Inc. (a)	398,500	41,778,740
Planet Fitness, Inc. (a)	151,932	11,744,344
Restaurant Brands International, Inc.	245,800	15,985,704
Ruth's Hospitality Group, Inc.	47,100	1,169,493
Starbucks Corp.	728,437	79,596,311
Vail Resorts, Inc.	48,579	14,168,551
Wyndham Hotels & Resorts, Inc.	46,400	3,237,792
		451,459,240
Household Durables - 0.4%
D.R. Horton, Inc.	345,220	30,766,006
Lennar Corp. Class A	255,076	25,821,343
NVR, Inc. (a)	4,318	20,341,796
Purple Innovation, Inc. (a)	382,825	12,116,411
Sony Corp.	130,900	13,853,602
Tempur Sealy International, Inc.	184,400	6,741,664
Tupperware Brands Corp. (a)	56,309	1,487,121
		111,127,943
Internet & Direct Marketing Retail - 3.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	32,200	7,300,706
Amazon.com, Inc. (a)	257,342	796,236,735
Coupang, Inc. Class A (a)(b)	94,600	4,668,510
Expedia, Inc.	340,200	58,555,224
Farfetch Ltd. Class A (a)	283,000	15,004,660
MercadoLibre, Inc. (a)	18,400	27,087,376
The Booking Holdings, Inc. (a)	27,500	64,070,600
The Honest Co., Inc. (a)(c)(d)	171,220	4,528,940
The RealReal, Inc. (a)	692,424	15,669,555
Wayfair LLC Class A (a)	40,318	12,690,091
		1,005,812,397
Multiline Retail - 0.7%
B&M European Value Retail SA	613,052	4,460,720
Dollar General Corp.	285,161	57,779,322
Dollar Tree, Inc. (a)	305,337	34,948,873
Kohl's Corp.	150,500	8,971,305
Nordstrom, Inc.	422,200	15,988,714
Ollie's Bargain Outlet Holdings, Inc. (a)	234,059	20,363,133
Target Corp.	200,400	39,693,228
		182,205,295
Specialty Retail - 2.2%
American Eagle Outfitters, Inc.	1,043,000	30,497,320
Aritzia LP (a)	146,200	3,397,024
Best Buy Co., Inc.	156,731	17,994,286
Burlington Stores, Inc. (a)	211,773	63,277,772
Carvana Co. Class A (a)	31,310	8,215,744
Dick's Sporting Goods, Inc.	184,700	14,064,905
Five Below, Inc. (a)	108,629	20,725,327
Floor & Decor Holdings, Inc. Class A (a)	242,316	23,136,332
JD Sports Fashion PLC (a)	139,500	1,585,827
L Brands, Inc.	118,474	7,328,802
Lowe's Companies, Inc.	483,530	91,957,735
National Vision Holdings, Inc. (a)	205,839	9,021,923
O'Reilly Automotive, Inc. (a)	30,827	15,636,996
Ross Stores, Inc.	354,447	42,501,740
Sally Beauty Holdings, Inc. (a)	296,500	5,968,545
The Home Depot, Inc.	517,913	158,092,943
TJX Companies, Inc.	572,686	37,883,179
Ulta Beauty, Inc. (a)	56,700	17,529,939
		568,816,339
Textiles, Apparel & Luxury Goods - 2.0%
adidas AG	33,114	10,337,288
Canada Goose Holdings, Inc. (a)	110,000	4,317,896
Capri Holdings Ltd. (a)	2,092,705	106,727,955
Crocs, Inc. (a)	14,100	1,134,345
Deckers Outdoor Corp. (a)	108,717	35,922,271
G-III Apparel Group Ltd. (a)	320,900	9,671,926
Hermes International SCA	3,600	3,985,304
Levi Strauss & Co. Class A (b)	383,900	9,179,049
lululemon athletica, Inc. (a)	86,067	26,397,610
LVMH Moet Hennessy Louis Vuitton SE	31,791	21,234,850
NIKE, Inc. Class B	794,852	105,627,882
PVH Corp.	625,072	66,070,110
Ralph Lauren Corp.	190,127	23,416,041
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	108,000	4,504,680
Tapestry, Inc.	1,829,610	75,398,228
		503,925,435

TOTAL CONSUMER DISCRETIONARY		3,064,191,454

CONSUMER STAPLES - 5.9%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	500	603,140
Coca-Cola Bottling Co. Consolidated	1,800	519,804
Constellation Brands, Inc. Class A (sub. vtg.)	115,466	26,326,248
Diageo PLC	918,862	37,748,245
GURU Organic Energy Corp. (a)	28,800	388,446
Keurig Dr. Pepper, Inc.	1,147,301	39,432,735
Molson Coors Beverage Co. Class B	74,400	3,805,560
Monster Beverage Corp. (a)	716,878	65,300,417
PepsiCo, Inc.	773,100	109,354,995
Pernod Ricard SA	12,500	2,346,133
Primo Water Corp.	152,600	2,481,276
The Coca-Cola Co.	3,862,491	203,591,901
		491,898,900
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	537,146	24,096,370
Costco Wholesale Corp.	187,100	65,949,008
Grocery Outlet Holding Corp. (a)(b)	38,800	1,431,332
Kroger Co.	438,423	15,778,844
Performance Food Group Co. (a)	353,157	20,345,375
Sysco Corp.	38,400	3,023,616
U.S. Foods Holding Corp. (a)	750,411	28,605,667
Walmart, Inc.	608,500	82,652,555
		241,882,767
Food Products - 0.8%
Archer Daniels Midland Co.	36,700	2,091,900
Bunge Ltd.	121,100	9,599,597
Conagra Brands, Inc.	397,800	14,957,280
Darling Ingredients, Inc. (a)	102,200	7,519,876
General Mills, Inc.	80,400	4,930,128
JDE Peet's BV	171,500	6,294,995
Laird Superfood, Inc.	17,500	655,725
Lamb Weston Holdings, Inc.	314,975	24,404,263
McCormick & Co., Inc. (non-vtg.)	5,100	454,716
Mondelez International, Inc.	1,768,412	103,505,154
Nomad Foods Ltd. (a)	612,400	16,816,504
Sanderson Farms, Inc.	5,700	887,946
TreeHouse Foods, Inc. (a)	247,903	12,950,453
Tyson Foods, Inc. Class A	183,100	13,604,330
		218,672,867
Household Products - 1.5%
Clorox Co.	126,100	24,322,168
Colgate-Palmolive Co.	30,800	2,427,964
Energizer Holdings, Inc.	156,915	7,447,186
Kimberly-Clark Corp.	545,500	75,851,775
Procter & Gamble Co.	1,887,793	255,663,806
Reynolds Consumer Products, Inc.	853,052	25,403,889
		391,116,788
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	817,313	36,256,005
Shiseido Co. Ltd.	25,300	1,701,531
		37,957,536
Tobacco - 0.6%
Altria Group, Inc.	1,330,867	68,087,156
Philip Morris International, Inc.	803,853	71,333,915
RLX Technology, Inc. ADR	324,300	3,359,748
		142,780,819

TOTAL CONSUMER STAPLES		1,524,309,677

ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	829,854	17,933,145
Halliburton Co.	538,800	11,562,648
Oceaneering International, Inc. (a)	812,700	9,281,034
SBM Offshore NV	411,500	7,537,682
Subsea 7 SA	2,358,700	23,688,621
		70,003,130
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp. (a)	6,090,176	5,670,013
APA Corp.	1,111,100	19,888,690
Canadian Natural Resources Ltd.	1,552,459	47,993,182
Cheniere Energy, Inc. (a)	266,678	19,203,483
Chevron Corp.	35,800	3,751,482
Denbury, Inc. (a)	14,600	699,194
Exxon Mobil Corp.	4,421,438	246,848,884
Hess Corp.	1,045,775	73,999,039
HollyFrontier Corp.	319,900	11,446,022
Imperial Oil Ltd.	261,100	6,324,408
Kosmos Energy Ltd.	4,464,545	13,706,153
Magellan Midstream Partners LP	503,300	21,823,088
Marathon Petroleum Corp.	88,500	4,733,865
MEG Energy Corp. (a)	6,637,700	34,437,657
Murphy Oil Corp.	922,500	15,138,225
Phillips 66 Co.	542,059	44,199,491
Targa Resources Corp.	419,900	13,331,825
Valero Energy Corp.	469,086	33,586,558
		616,781,259

TOTAL ENERGY		686,784,389

FINANCIALS - 11.8%
Banks - 4.1%
Bank of America Corp.	6,094,678	235,803,092
BNP Paribas SA	354,000	21,568,978
Citigroup, Inc.	1,504,800	109,474,200
Comerica, Inc.	789,700	56,653,078
First Horizon National Corp.	2,367,169	40,028,828
Huntington Bancshares, Inc.	1,966,997	30,921,193
JPMorgan Chase & Co.	970,000	147,663,100
KeyCorp	1,721,395	34,393,472
M&T Bank Corp.	278,128	42,166,986
Signature Bank	125,946	28,476,391
Societe Generale Series A	1,450,700	37,928,316
Standard Chartered PLC (United Kingdom)	4,813,500	33,146,276
UniCredit SpA	1,566,500	16,557,192
Wells Fargo & Co.	5,452,677	213,036,090
Wintrust Financial Corp.	333,900	25,309,620
		1,073,126,812
Capital Markets - 2.8%
Bank of New York Mellon Corp.	3,879,700	183,471,013
BlackRock, Inc. Class A	165,714	124,941,727
Brookfield Asset Management, Inc. Class A	638,000	28,391,000
Cboe Global Markets, Inc.	252,272	24,896,724
Hamilton Lane, Inc. Class A	267,396	23,680,590
Lazard Ltd. Class A	461,886	20,096,660
Morgan Stanley	1,717,384	133,372,041
Patria Investments Ltd.	792,078	13,797,999
State Street Corp.	818,500	68,762,185
StepStone Group, Inc. Class A	1,468,125	51,780,769
Vesper Healthcare Acquisition Corp. Class A (a)	200,000	2,160,000
Virtu Financial, Inc. Class A	1,615,531	50,162,238
		725,512,946
Consumer Finance - 2.3%
Ally Financial, Inc.	954,845	43,168,542
American Express Co.	1,019,100	144,141,504
Capital One Financial Corp.	2,299,974	292,625,692
OneMain Holdings, Inc.	1,451,011	77,948,311
SLM Corp.	2,366,565	42,527,173
		600,411,222
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(c)(d)	3,805,376	19,026,880
Jaws Acquisition Corp. (a)	1,280,000	16,960,000
Voya Financial, Inc.	807,100	51,363,844
		87,350,724
Insurance - 2.0%
American International Group, Inc.	1,303,963	60,256,130
Arch Capital Group Ltd. (a)	923,000	35,415,510
Arthur J. Gallagher & Co.	241,300	30,107,001
Chubb Ltd.	289,600	45,748,112
Fairfax Financial Holdings Ltd. (sub. vtg.)	77,800	33,959,728
Hartford Financial Services Group, Inc.	1,234,669	82,463,543
Principal Financial Group, Inc.	582,800	34,944,688
Reinsurance Group of America, Inc.	203,700	25,676,385
The Travelers Companies, Inc.	874,878	131,581,651
Willis Towers Watson PLC	157,328	36,009,233
		516,161,981
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	870,133	41,322,616
MGIC Investment Corp.	2,262,719	31,338,658
Mr. Cooper Group, Inc. (a)	20	695
		72,661,969

TOTAL FINANCIALS		3,075,225,654

HEALTH CARE - 12.9%
Biotechnology - 3.1%
Acceleron Pharma, Inc. (a)	140,000	18,985,400
ADC Therapeutics SA (a)	352,428	8,602,767
Agios Pharmaceuticals, Inc. (a)	280,000	14,459,200
Alnylam Pharmaceuticals, Inc. (a)	316,600	44,700,754
Arcutis Biotherapeutics, Inc. (a)	300,000	8,679,000
Argenx SE ADR (a)	230,000	63,339,700
Ascendis Pharma A/S sponsored ADR (a)	345,000	44,463,600
Avid Bioservices, Inc. (a)	420,000	7,656,600
BeiGene Ltd. ADR (a)	40,000	13,923,200
BioAtla, Inc.	280,000	14,235,200
Black Diamond Therapeutics, Inc. (a)	120,000	2,911,200
Blueprint Medicines Corp. (a)	140,000	13,612,200
Cytokinetics, Inc. (a)	325,000	7,559,500
Denali Therapeutics, Inc. (a)	185,000	10,563,500
Exelixis, Inc. (a)	640,000	14,457,600
Fate Therapeutics, Inc. (a)	280,000	23,086,000
Forma Therapeutics Holdings, Inc.	250,000	7,005,000
Generation Bio Co.	299,395	8,520,782
Innovent Biologics, Inc. (a)(e)	2,250,000	22,820,970
Keros Therapeutics, Inc.	106,596	6,560,984
Kinnate Biopharma, Inc.	100,000	3,116,000
Kura Oncology, Inc. (a)	440,000	12,438,800
Kymera Therapeutics, Inc. (a)	160,000	6,217,600
Mirati Therapeutics, Inc. (a)	134,000	22,954,200
Neurocrine Biosciences, Inc. (a)	200,000	19,450,000
Novavax, Inc. (a)	110,000	19,944,100
Olink Holding AB ADR (a)	200,000	7,200,000
ORIC Pharmaceuticals, Inc. (a)	250,000	6,125,000
Passage Bio, Inc. (a)	260,000	4,544,800
Poseida Therapeutics, Inc. (a)	83,500	797,425
Poseida Therapeutics, Inc. (e)	516,591	4,933,444
Prelude Therapeutics, Inc.	280,000	12,132,400
PTC Therapeutics, Inc. (a)	249,447	11,811,315
Regeneron Pharmaceuticals, Inc. (a)	214,000	101,251,960
Relay Therapeutics, Inc. (a)	200,000	6,914,000
Repare Therapeutics, Inc.	175,600	5,389,164
Revolution Medicines, Inc. (a)	440,000	20,187,200
Sage Therapeutics, Inc. (a)	97,000	7,260,450
Sarepta Therapeutics, Inc. (a)	220,000	16,396,600
Scholar Rock Holding Corp. (a)	65,800	3,333,428
Shattuck Labs, Inc.	315,900	9,236,916
Stoke Therapeutics, Inc. (a)	227,900	8,851,636
Taysha Gene Therapies, Inc.	160,000	3,248,000
TG Therapeutics, Inc. (a)	750,000	36,150,000
Turning Point Therapeutics, Inc. (a)	175,000	16,553,250
uniQure B.V. (a)	228,000	7,681,320
Vaxcyte, Inc.	280,000	5,530,000
Vertex Pharmaceuticals, Inc. (a)	50,000	10,744,500
Xencor, Inc. (a)	450,000	19,377,000
Zentalis Pharmaceuticals, Inc.	400,000	17,356,000
Zymeworks, Inc. (a)	338,106	10,677,387
		793,947,052
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	4,400,000	170,060,000
Danaher Corp.	720,000	162,057,600
DexCom, Inc. (a)	34,000	12,219,260
Envista Holdings Corp. (a)	600,000	24,480,000
Hologic, Inc. (a)	900,000	66,942,000
Insulet Corp. (a)	356,000	92,887,520
Intuitive Surgical, Inc. (a)	28,000	20,690,320
Masimo Corp. (a)	128,000	29,396,480
Outset Medical, Inc.	290,941	15,824,281
Penumbra, Inc. (a)	390,000	105,526,200
Tandem Diabetes Care, Inc. (a)	254,000	22,415,500
		722,499,161
Health Care Providers & Services - 3.7%
1Life Healthcare, Inc. (a)	500,000	19,540,000
Anthem, Inc.	40,000	14,358,000
Centene Corp. (a)	1,670,000	106,729,700
Cigna Corp.	800,000	193,392,000
Guardant Health, Inc. (a)	218,000	33,277,700
HCA Holdings, Inc.	240,000	45,201,600
Humana, Inc.	514,000	215,494,500
Option Care Health, Inc. (a)	600,000	10,644,000
Rede D'Oregon Sao Luiz SA (e)	2,000,000	23,064,145
Surgery Partners, Inc. (a)	320,000	14,163,200
UnitedHealth Group, Inc.	790,000	293,935,300
		969,800,145
Health Care Technology - 0.3%
Alignment Healthcare, Inc. (a)	1,000,000	21,930,000
Castlight Health, Inc. (a)	689,200	1,040,692
Castlight Health, Inc. Class B (a)	1,000,000	1,510,000
Health Catalyst, Inc. (a)	250,000	11,692,500
Inspire Medical Systems, Inc. (a)	150,000	31,048,500
Phreesia, Inc. (a)	280,000	14,588,000
		81,809,692
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	282,500	51,132,500
Bio-Rad Laboratories, Inc. Class A (a)	50,000	28,558,500
Bruker Corp.	850,000	54,638,000
JHL Biotech, Inc. (a)(d)	1,008,062	0
Lonza Group AG	65,000	36,354,468
Maravai LifeSciences Holdings, Inc.	400,000	14,256,000
Seer, Inc. Class A (c)	151,545	7,580,281
Thermo Fisher Scientific, Inc.	125,000	57,047,500
		249,567,249
Pharmaceuticals - 2.0%
Arvinas Holding Co. LLC (a)	128,000	8,460,800
AstraZeneca PLC (United Kingdom)	1,000,000	99,808,603
Atea Pharmaceuticals, Inc.	140,000	8,645,000
Bristol-Myers Squibb Co.	600,000	37,878,000
Chime Biologics Ltd. (d)	1,008,062	525,029
Eli Lilly & Co.	770,000	143,851,400
Harmony Biosciences Holdings, Inc. (a)	440,000	14,537,600
Harmony Biosciences Holdings, Inc. (e)	16,125	532,770
Nektar Therapeutics (a)	700,000	14,000,000
Pharvaris BV	260,000	7,295,600
Pliant Therapeutics, Inc.	354,924	13,959,161
Revance Therapeutics, Inc. (a)	240,000	6,708,000
Roche Holding AG (participation certificate)	294,000	95,239,361
Royalty Pharma PLC (a)(c)(d)	3,028	0
Royalty Pharma PLC	520,000	22,682,400
Royalty Pharma PLC (e)	388,170	16,931,975
Theravance Biopharma, Inc. (a)	545,568	11,135,043
UCB SA	230,000	21,879,768
		524,070,510

TOTAL HEALTH CARE		3,341,693,809

INDUSTRIALS - 9.4%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	86,500	12,319,330
HEICO Corp. Class A	92,961	10,560,370
L3Harris Technologies, Inc.	224,810	45,564,491
Lockheed Martin Corp.	269,774	99,681,493
Raytheon Technologies Corp.	748,798	57,859,621
Teledyne Technologies, Inc. (a)	30,600	12,657,690
The Boeing Co.	512,300	130,493,056
		369,136,051
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	531,700	15,557,542
C.H. Robinson Worldwide, Inc.	320,002	30,537,791
		46,095,333
Airlines - 0.3%
JetBlue Airways Corp. (a)	4,140,700	84,221,838
Building Products - 1.0%
Fortune Brands Home & Security, Inc.	943,376	90,394,288
The AZEK Co., Inc.	1,377,500	57,923,875
Trane Technologies PLC	645,410	106,854,080
		255,172,243
Commercial Services & Supplies - 0.5%
Cintas Corp.	162,028	55,301,777
Copart, Inc. (a)	98,302	10,676,580
Waste Connection, Inc. (United States)	597,272	64,493,431
		130,471,788
Electrical Equipment - 0.7%
AMETEK, Inc.	950,732	121,436,998
Plug Power, Inc. (a)	992,300	35,564,032
Regal Beloit Corp.	103,500	14,767,380
		171,768,410
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	259,678	42,737,805
Honeywell International, Inc.	287,813	62,475,568
		105,213,373
Machinery - 2.7%
AGCO Corp.	833,100	119,674,815
Caterpillar, Inc.	787,683	182,640,057
Chart Industries, Inc. (a)	379,500	54,021,825
Columbus McKinnon Corp. (NY Shares)	293,800	15,500,888
Deere & Co.	321,300	120,211,182
Fortive Corp.	1,206,394	85,219,672
IDEX Corp.	269,871	56,489,398
ITT, Inc.	410,600	37,327,646
Otis Worldwide Corp.	242,649	16,609,324
		687,694,807
Professional Services - 0.4%
IHS Markit Ltd.	597,354	57,811,920
TransUnion Holding Co., Inc.	506,795	45,611,550
		103,423,470
Road & Rail - 1.8%
CSX Corp.	1,104,226	106,469,471
Landstar System, Inc.	355,985	58,758,884
Lyft, Inc. (a)	1,179,600	74,527,128
Old Dominion Freight Lines, Inc.	483,583	116,258,189
Schneider National, Inc. Class B	427,400	10,672,178
Uber Technologies, Inc. (a)	539,712	29,419,701
Union Pacific Corp.	295,916	65,222,846
		461,328,397
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	254,300	12,460,700

TOTAL INDUSTRIALS		2,426,986,410

INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	981,600	50,758,536
Electronic Equipment & Components - 0.6%
Cognex Corp.	261,122	21,670,515
Corning, Inc.	1,285,277	55,922,402
TE Connectivity Ltd.	336,441	43,437,898
Trimble, Inc. (a)	271,853	21,147,445
		142,178,260
IT Services - 4.2%
Akamai Technologies, Inc. (a)	507,305	51,694,380
Capgemini SA	795,517	135,364,194
Cognizant Technology Solutions Corp. Class A	1,707,977	133,427,163
DXC Technology Co.	254,783	7,964,517
ExlService Holdings, Inc. (a)	304,866	27,486,719
Gartner, Inc. (a)	334,735	61,105,874
Global Payments, Inc.	260,900	52,592,222
GoDaddy, Inc. (a)	695,500	53,984,710
MasterCard, Inc. Class A	410,200	146,051,710
MongoDB, Inc. Class A (a)	94,208	25,194,045
PayPal Holdings, Inc. (a)	738,652	179,374,252
StoneCo Ltd. Class A (a)	184,200	11,276,724
Twilio, Inc. Class A (a)	81,900	27,908,244
Visa, Inc. Class A	859,700	182,024,281
		1,095,449,035
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	1,260,061	195,410,260
Intel Corp.	1,380,100	88,326,400
Lam Research Corp.	20,000	11,904,800
Marvell Technology Group Ltd.	437,044	21,406,415
Microchip Technology, Inc.	602,752	93,559,165
Micron Technology, Inc. (a)	2,068,211	182,436,892
ON Semiconductor Corp. (a)	228,500	9,507,885
Skyworks Solutions, Inc.	223,263	40,964,295
Xilinx, Inc.	358,800	44,455,320
		687,971,432
Software - 11.7%
Adobe, Inc. (a)	538,049	255,772,353
Alteryx, Inc. Class A (a)	187,900	15,588,184
Anaplan, Inc. (a)	1,211,200	65,223,120
Aspen Technology, Inc. (a)	217,400	31,377,342
Autodesk, Inc. (a)	417,732	115,774,424
Blackbaud, Inc.	308,400	21,921,072
Ceridian HCM Holding, Inc. (a)	366,400	30,876,528
Citrix Systems, Inc.	65,040	9,129,014
Constellation Software, Inc.	19,090	26,660,073
Elastic NV (a)	349,700	38,886,640
HubSpot, Inc. (a)	100,004	45,422,817
Micro Focus International PLC	959,094	7,326,802
Microsoft Corp.	6,064,459	1,429,817,497
Mimecast Ltd. (a)	423,000	17,008,830
New Relic, Inc. (a)	276,000	16,968,480
NortonLifeLock, Inc.	2,036,510	43,296,203
Nuance Communications, Inc. (a)	520,000	22,692,800
Palo Alto Networks, Inc. (a)	230,230	74,147,874
Pluralsight, Inc. (a)	2,636,636	58,902,448
Proofpoint, Inc. (a)	252,300	31,736,817
PTC, Inc. (a)	451,757	62,184,351
RealPage, Inc. (a)	563,200	49,111,040
Salesforce.com, Inc. (a)	1,104,031	233,911,048
Slack Technologies, Inc. Class A (a)	2,380,245	96,709,354
Smartsheet, Inc. (a)	160,300	10,246,376
SVMK, Inc. (a)	416,400	7,628,448
Talend SA ADR (a)	347,091	22,088,871
Tenable Holdings, Inc. (a)	886,500	32,078,003
Topicus.Com, Inc. (a)	35,503	2,331,835
Viant Technology, Inc.	33,300	1,761,237
Workday, Inc. Class A (a)	399,789	99,319,581
Workiva, Inc. (a)	200,700	17,713,782
Zendesk, Inc. (a)	361,000	47,875,820
		3,041,489,064
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	10,902,532	1,331,744,284
Western Digital Corp.	423,814	28,289,585
		1,360,033,869

TOTAL INFORMATION TECHNOLOGY		6,377,880,196

MATERIALS - 2.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	126,889	35,698,951
Albemarle Corp. U.S.	62,000	9,058,820
Ashland Global Holdings, Inc.	45,000	3,994,650
Balchem Corp.	80,700	10,120,587
CF Industries Holdings, Inc.	83,700	3,798,306
Corbion NV	30,700	1,710,090
Corteva, Inc.	465,200	21,687,624
Diversey Holdings Ltd. (a)(b)	190,100	2,796,371
DuPont de Nemours, Inc.	228,707	17,674,477
Ecolab, Inc.	150,301	32,174,935
Element Solutions, Inc.	640,900	11,722,061
FMC Corp.	98,752	10,922,959
Huntsman Corp.	79,600	2,294,868
Ingevity Corp. (a)	23,700	1,790,061
Innospec, Inc.	59,400	6,099,786
International Flavors & Fragrances, Inc.	221,520	30,926,407
Linde PLC	288,800	80,904,432
Livent Corp. (a)(b)	271,200	4,697,184
LyondellBasell Industries NV Class A	179,400	18,666,570
Olin Corp.	662,284	25,146,923
PPG Industries, Inc.	132,600	19,924,476
RPM International, Inc.	86,100	7,908,285
Sherwin-Williams Co.	48,161	35,543,300
Stepan Co.	14,400	1,830,384
The Mosaic Co.	145,100	4,586,611
The Scotts Miracle-Gro Co. Class A	13,700	3,356,089
Tronox Holdings PLC	1,366,300	25,003,290
Wacker Chemie AG	39,800	5,663,824
		435,702,321
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	99,022	33,253,568
Summit Materials, Inc. (a)	176,740	4,952,255
Vulcan Materials Co.	163,000	27,506,250
		65,712,073
Containers & Packaging - 0.3%
Aptargroup, Inc.	106,100	15,031,187
Avery Dennison Corp.	72,000	13,222,800
Ball Corp.	210,700	17,854,718
Crown Holdings, Inc.	142,195	13,798,603
Packaging Corp. of America	45,500	6,118,840
		66,026,148
Metals & Mining - 0.5%
Commercial Metals Co.	296,156	9,133,451
First Quantum Minerals Ltd.	592,600	11,293,682
Freeport-McMoRan, Inc.	1,118,700	36,838,791
Lundin Mining Corp.	2,070,400	21,302,039
MMC Norilsk Nickel PJSC sponsored ADR	110,500	3,445,390
Newmont Corp.	511,756	30,843,534
Reliance Steel & Aluminum Co.	34,000	5,177,860
Royal Gold, Inc.	49,400	5,316,428
Steel Dynamics, Inc.	137,600	6,984,576
		130,335,751
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	46,600	2,584,436

TOTAL MATERIALS		700,360,729

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	117,900	19,370,970
American Tower Corp.	437,604	104,613,612
Americold Realty Trust	558,114	21,470,646
CubeSmart	1,385,815	52,425,381
Digital Realty Trust, Inc.	539,472	75,979,236
Douglas Emmett, Inc.	360,800	11,329,120
Equity Lifestyle Properties, Inc.	319,100	20,307,524
Essex Property Trust, Inc.	130,759	35,545,527
Four Corners Property Trust, Inc.	1,042,503	28,564,582
Healthcare Realty Trust, Inc.	774,322	23,477,443
Invitation Homes, Inc.	814,651	26,060,685
Iron Mountain, Inc.	113,200	4,189,532
Lamar Advertising Co. Class A	354,000	33,247,680
Mid-America Apartment Communities, Inc.	252,700	36,479,772
Outfront Media, Inc.	1,134,223	24,760,088
Prologis (REIT), Inc.	721,491	76,478,046
RLJ Lodging Trust	1,919,685	29,716,724
SBA Communications Corp. Class A	98,800	27,421,940
SITE Centers Corp.	663,700	8,999,772
Spirit Realty Capital, Inc.	190,500	8,096,250
Terreno Realty Corp.	80,300	4,638,931
Ventas, Inc.	693,100	36,969,954
VICI Properties, Inc.	1,013,500	28,621,240
Weyerhaeuser Co.	345,300	12,292,680
		751,057,335
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	481,100	38,059,821
Realogy Holdings Corp. (a)	716,000	10,833,080
		48,892,901

TOTAL REAL ESTATE		799,950,236

UTILITIES - 2.5%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	406,918	34,465,955
Duke Energy Corp.	278,626	26,895,768
Edison International	675,144	39,563,438
Entergy Corp.	160,800	15,994,776
Evergy, Inc.	546,075	32,507,845
Exelon Corp.	1,023,779	44,780,093
FirstEnergy Corp.	1,029,779	35,723,034
NextEra Energy, Inc.	1,130,856	85,504,022
NRG Energy, Inc.	317,554	11,981,312
PG&E Corp. (a)	3,275,689	38,358,318
Southern Co.	838,355	52,112,147
		417,886,708
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	56,688	1,502,799
Class C	149,417	4,204,594
NextEra Energy Partners LP	126,575	9,224,786
Sunnova Energy International, Inc. (a)	140,043	5,716,555
The AES Corp.	1,351,475	36,233,045
Vistra Corp.	558,778	9,879,195
		66,760,974
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,481,398	33,553,665
Dominion Energy, Inc.	562,213	42,705,699
NiSource, Inc.	788,452	19,009,578
Public Service Enterprise Group, Inc.	379,700	22,861,737
Sempra Energy	383,088	50,789,807
		168,920,486

TOTAL UTILITIES		653,568,168

TOTAL COMMON STOCKS
(Cost $16,029,253,785)		25,401,720,492

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	626,000	2,626,070
Inscripta, Inc. Series E (c)(d)	423,474	3,739,275
		6,365,345
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. (Class C) (c)(d)	416,172	5,755,659
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (c)(d)	391,809	2,824,943
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,436,615)		14,945,947
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 5/6/21 to 5/27/21 (f)
(Cost $18,829,455)	18,830,000	18,829,749
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.06% (g)	500,485,554	$500,585,651
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	42,671,208	42,675,475
TOTAL MONEY MARKET FUNDS
(Cost $543,261,126)		543,261,126
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,605,780,981)		25,978,757,314
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(27,456,028)
NET ASSETS - 100%		$25,951,301,286

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,241	June 2021	$246,177,170	$2,521,557	$2,521,557

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,082,048 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,283,304 or 0.3% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,383,803.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159
Aristea Therapeutics, Inc. Series B	10/6/20	$2,160,317
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$5,910,953
ElevateBio LLC Series C	3/9/21	$2,626,070
Inscripta, Inc. Series E	3/30/21	$3,739,275
Royalty Pharma PLC	5/21/15	$357,001
Seer, Inc. Class A	12/8/20	$2,879,355
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$163,132
Fidelity Securities Lending Cash Central Fund	148,041
Total	$311,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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